Note 19 - Regulatory Matters	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Regulatory Capital Requirements under Banking Regulations [Text Block]

Note 19 - Regulatory Matters

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk-weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth below) of total, Tier 1, and common equity Tier 1 capital (as defined in the regulations) to risk-weighted assets, and of Tier 1 capital to average assets. Management believes, as of December 31, 2025, that the Bank meets all capital adequacy requirements to which it is subject.

The Bank’s actual capital amounts and ratios at December 31, 2025 and 2024 and the minimum amounts and ratios required for capital adequacy purposes and to be well capitalized under the prompt corrective action provisions are as follows (dollars in thousands):

	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
As of December 31, 2025:
Total capital (to risk-weighted assets)	$73,457	13.55%	$	≥43,374	≥8.00%	$	≥54,218	≥10.00%
Tier 1 capital (to risk-weighted assets)	67,014	12.36		≥32,531	≥6.00		≥43,374	≥ 8.00
Common Equity Tier 1 capital (to risk-weighted assets)	67,014	12.36		≥24,398	≥4.50		≥35,241	≥ 6.50
Tier 1 capital (to average assets)	67,014	10.26		≥21,687	≥4.00		≥32,661	≥ 5.00

	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
As of December 31, 2024:
Total capital (to risk-weighted assets)	$77,185	14.34%	$	≥43,064	≥8.00%	$	≥53,831	≥10.00%
Tier 1 capital (to risk-weighted assets)	70,456	13.09		≥32,298	≥6.00		≥43,064	≥ 8.00
Common Equity Tier 1 capital (to risk-weighted assets)	70,456	13.09		≥24,224	≥4.50		≥34,990	≥ 6.50
Tier 1 capital (to average assets)	70,456	10.80		≥26,095	≥4.00		≥32,619	≥ 5.00

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act the Board of Governors of the Federal Reserve System as the primary regulator for the Company is authorized to extend leverage capital requirements and risk based capital requirements applicable to depository institutions and bank holding companies to thrift holding companies. Legislation adopted in late 2014 generally exempts small savings and loan holding companies like Quaint Oak Bancorp from these capital requirements if certain conditions are met.

Quaint Oak Bancorp, Inc.

Notes to Consolidated Financial Statements (Continued)

Note 19 - Regulatory Matters (Continued)

Banking regulations place certain restrictions on dividends paid by the Bank to the Company. The Company is dependent upon dividends from the Bank to provide funds for the payment of dividends to the Company’s shareholders, interest payments on the subordinated debt and other general corporate purposes. The Bank’s ability to pay cash dividends directly or indirectly to the Company is governed by federal law, regulations and related guidance. These include the requirement that the Bank must receive approval to declare a dividend if the total amount of all dividends, including the proposed dividend, declared by the Bank in any current year exceeds the total of the Bank’s net income for the current year to date, combined with its retained net income for the previous two years. The term “retained net income” as defined by federal regulations means the Bank’s net income for a specified period less the total amount of all dividends declared in that period.

The Bank may not pay dividends to the Company if, after paying those dividends, it would fail to meet the required minimum levels under risk-based capital guidelines or if the bank regulators have notified the Bank that it is in need of more than normal supervision. Under the Federal Deposit Insurance Act, an insured depository institution such as the Bank is prohibited from making capital distributions, including the payment of dividends, if, after making such distribution, the institution would become “undercapitalized” (as such term is used in the Federal Deposit Insurance Act). Payment of dividends by the Bank also may be restricted at any time at the discretion of the appropriate regulator if it deems the payment to constitute an unsafe and unsound banking practice.

The Bank paid a total of $5.5 million in cash dividends to the Company in 2025. The Bank did not pay any cash dividends to the Company in 2024. At December 31, 2025, the Bank’s retained net income for the years ended December 31, 2025 and 2024 totaled $5.1 million.